SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENT
21.
SUBSEQUENT EVENT

The Group evaluated events subsequent to the balance sheet date of June 30, 2024 through the date of issuance of the unaudited interim condensed consolidated financial statements. No material recordable or discussable events or transactions occurred.